Net Income Per Ordinary Share - Reconciliation of Net Income Attributable to the Group Per the Statement of Operating Income and Net Income Used For Net Income Per Ordinary Share (Details) - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income attributable to the Group	$ 153,185	$ 332,331	$ 373,986
Noncontrolling interest adjustment to redemption amount	0	(4,522)	(5,048)
Net income attributable to the Group (including NCI redemption adjustment)	$ 153,185	$ 327,809	$ 368,938
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 2.28	$ 6.20	$ 6.85
Diluted (USD per share)	$ 2.25	$ 6.15	$ 6.79